Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets (Tables)	9 Months Ended
Sep. 30, 2025
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Abstract]
Schedule of Intangible Digital Assets ($IP Tokens)

The following table summarizes the intangible digital assets ($IP Tokens) held by the Company as of September 30, 2025:

	As of September 30, 2025
	Units	Cost Basis	Fair Value
$IP Tokens	53,354,575	$209,659,980	$455,648,074
Total	53,354,575	$209,659,980	$455,648,074

Schedule of Intangible Digital Assets

The following table represents a reconciliation of the fair values of the Company’s intangible digital assets: There were no Token Treasury Segment activities prior to the nine months ended September 30, 2025:

Fair Value
For the Nine Months Ended September 30, 2025
Intangible Digital Assets Held – December 31, 2024	$—
Additions(a)	210,728,527
Dispositions	(921,862)
Gains(b)	246,033,779
Losses(b)	(192,370)
Ending Balance – September 30, 2025	$455,648,074

(a)      Additions represent initial consideration received as part of the PIPE offering, and purchases of, and staking rewards earned on, Crypto assets held for investment.

(b)      The Company measures gains and losses by each asset held. These include cumulative realized losses of $(146,685), unrealized losses of $(45,685), and unrealized gains of $245,841,410 for the nine months ended September 30, 2025